                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [ ]; Amendment Number: ____________
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Brightpoint Capital Advisors, LLC
Address: 1001 Brickell Bay Drive
         27th Floor
         Miami, Florida 33131

Form 13F File Number: 28-12263

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Richard H. Siegel
Title: General Counsel
Phone: 305-379-7272

Signature, Place and Date of Signing:


/s/ RICHARD H. SIEGEL              MIAMI, FLORIDA          November 12, 2010
------------------------------   ------------------   --------------------------
      [Signature)                  [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
Form 13F Information Table Entry Total:      28
Form 13F Information Table Value Total: 231,196 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

Brightpoint Capital Partners Master Fund, L.P.
FORM 13F

                                    30-Sep-10

                                                                                                     Voting Authority
                                                         Value   Shares/ Sh/ Put/ Invstmt   Other  -------------------
Name of Issuer                Title of class   CUSIP   (x$1000)  Prn Amt Prn Call Dscretn Managers   Sole  Shared None
----------------------------- -------------- --------- -------- -------- --- ---- ------- -------- ------- ------ ----
Arris Group Inc               COM            04269Q100     6064   620700 SH       Sole              620700
Bank of America Corp          COM            060505104     9028   689000 SH       Sole              689000
Bank of New York Mellon Corp  COM            064058100     6794   260000 SH       Sole              260000
CVS Caremark Corp             COM            126650100    11531   366400 SH       Sole              366400
Cadence Design System Inc     COM            127387108     8952  1173300 SH       Sole             1173300
CoreLogic Inc                 COM            21871D103    11944   623364 SH       Sole              623364
Covidien PLC                  SHS            G2554F105    11663   290200 SH       Sole              290200
Donnelley R R & Sons Co       COM            257867101     9628   567700 SH       Sole              567700
Ebay Inc                      COM            278642103     6930   284000 SH       Sole              284000
Fidelity Nat'l Information SV COM            31620M106     6294   232000 SH       Sole              232000
First Amern Finl Corp         COM            31847R102     5244   351000 SH       Sole              351000
GameStop Corp                 CL A           36467W109     5706   289500 SH       Sole              289500
Goldman Sachs Group Inc       COM            38141G104     9427    65200 SH       Sole               65200
Grupo Televisa SA de CV       SP ADR REP ORD 40049J206     1585    83800 SH       Sole               83800
Information Services Group I  W              45675Y112        2   766100 SH       Sole              766100
Leap Wireless Intl Inc        COM NEW        521863308     5385   436000 SH       Sole              436000
Lear Corp                     COM NEW        521865204     9819   124400 SH       Sole              124400
Mastercard Inc                CL A           57636Q104     9731    43440 SH       Sole               43440
Microsoft Corp                COM            594918104     7205   294200 SH       Sole              294200
NCR Corp                      COM            62886E108    10900   799700 SH       Sole              799700
Omnicare Inc                  COM            681904108    10512   440200 SH       Sole              440200
Petsmart Inc                  COM            716768106     8130   232300 SH       Sole              232300
Ralcorp Hldgs Inc             COM            751028101    11907   203600 SH       Sole              203600
Rent A Ctr Inc                COM            76009N100    14171   633200 SH       Sole              633200
Supervalu Inc                 COM            868536103     5936   514800 SH       Sole              514800
Tellabs Inc                   COM            879664100     7279   977000 SH       Sole              977000
VeriSign Inc                  COM            92343E102     6015   189500 SH       Sole              189500
Western Digital Corp          COM            958102105    13414   472500 SH       Sole              472500